Employee benefits (Details 2)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	10.69%	9.69%
Actuarial assumption of expected rates of salary increases	5.60%	5.60%
Actuarial assumption of annual increase in minimum salary	3.75%	3.75%
M X [Member] | General Zone [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of annual increase in minimum salary	3.75%